SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 24 - SUBSEQUENT EVENTS

Private Placement

On October 20, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain Non-U.S. investors (collectively, the “Purchasers”) pursuant to which the Company agreed to sell to the Purchasers an aggregate of 10,010,000 ordinary shares, no par value per share (the “Ordinary Shares”), of the Company at a price of $2.09 per share. The transaction closed on November 14, 2025 where the Company issued an aggregate of 10,010,000 Ordinary Shares for an aggregate consideration of $20,920,900.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before this financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2025 up through the date the Company issued the consolidated financial statements, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.